Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share

Note 13
Earnings Per Share
Basic earnings per share (EPS) is based upon “Net Income (Loss) Attributable to Chevron Corporation” (“earnings”) and includes the effects of deferrals of salary and other compensation awards that are invested in Chevron stock units by certain officers and employees of the company. Diluted EPS includes the effects of these items as well as the dilutive effects of outstanding stock options awarded under the company’s stock option programs (refer to
Note 22 Stock Options and Other Share-Based Compensation
).
 The table below sets forth the computation of basic and diluted EPS:

	Year ended December 31
	2023	2022	2021
Basic EPS Calculation
Earnings available to common stockholders - Basic*	$21,369	$35,465	$15,625
Weighted-average number of common shares outstanding	1,873	1,931	1,916
Add: Deferred awards held as stock units	—	—	—
Total weighted-average number of common shares outstanding	1,873	1,931	1,916
Earnings per share of common stock - Basic	$11.41	$18.36	$8.15
Diluted EPS Calculation
Earnings available to common stockholders - Diluted*	$21,369	$35,465	$15,625
Weighted-average number of common shares outstanding	1,873	1,931	1,916
Add: Deferred awards held as stock units	—	—	—
Add: Dilutive effect of employee stock-based awards	7	9	4
Total weighted-average number of common shares outstanding	1,880	1,940	1,920
Earnings per share of common stock - Diluted	$11.36	$18.28	$8.14
*	There was no effect of dividend equivalents paid on stock units or dilutive impact of employee stock-based awards on earnings.